Annual Fund Operating Expenses - Western Asset Government Reserves	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[1]
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.55%	[1]
Fee Waiver or Reimbursement		[2]
Net Expenses (as a percentage of Assets)	0.55%
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	2.72%	[3]
Expenses (as a percentage of Assets)	3.39%	[1]
Fee Waiver or Reimbursement	(2.64%)	[2]
Net Expenses (as a percentage of Assets)	0.75%

[1]	The fund is a feeder fund that invests in securities through an underlying mutual fund, Government Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of Government Portfolio. Since the fund invests all of its investable assets in Government Portfolio, the fund’s management agreement provides that the investment management fee of the fund will be reduced by the investment management fee allocated to the fund by Government Portfolio. The gross expenses in the financial highlights do not reflect the reduction in the fund’s management fee by the amount paid by the fund for its allocable share of the management fee paid to Government Portfolio.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.60% for Class A shares and 0.75% for Class N shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
[3]	Other expenses for Class N shares are estimated for the current fiscal year. Actual expenses may differ from estimates.